Operating Segments and Geographic Area Information - Net Sales (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Foreign sales to total net sales not exceed percentage	10.00%	10.00%	10.00%